Convertible redeemable preferred shares - Issuances (Details)											1 Months Ended
	Oct. 27, 2020 ¥ / shares shares	Oct. 27, 2020 $ / shares shares	Aug. 12, 2019 $ / shares shares	Jun. 05, 2019 $ / shares shares	Aug. 06, 2018 ¥ / shares shares	Jul. 03, 2018 ¥ / shares shares	Jul. 03, 2018 $ / shares shares	Dec. 27, 2017 ¥ / shares shares	Aug. 14, 2017 ¥ / shares shares	May 18, 2017 ¥ / shares shares	Nov. 30, 2023 $ / shares shares	Oct. 31, 2022 $ / shares shares	Oct. 31, 2020 ¥ / shares shares	Oct. 31, 2020 $ / shares shares	Aug. 31, 2019 $ / shares shares	Jun. 30, 2019 $ / shares shares	Aug. 31, 2018 ¥ / shares shares	Jul. 31, 2018 ¥ / shares shares	Jul. 31, 2018 $ / shares shares	Dec. 31, 2017 ¥ / shares shares	Aug. 31, 2017 ¥ / shares shares	May 31, 2017 ¥ / shares shares	Apr. 30, 2016 ¥ / shares shares
Series A Preferred Shares
Convertible redeemable preferred shares
Issue price per share | ¥ / shares																							¥ 0.3078
Number of shares issued																							58,480,000
Series A+ Preferred Shares
Convertible redeemable preferred shares
Issue price per share | ¥ / shares										¥ 0.3420												¥ 0.3420
Number of shares issued										84,480,000												84,480,000
Series B Preferred Shares
Convertible redeemable preferred shares
Issue price per share | ¥ / shares									¥ 0.3848												¥ 0.3848
Number of shares issued									649,760,000												649,760,000
Series B+ Preferred Shares
Convertible redeemable preferred shares
Issue price per share | ¥ / shares								¥ 0.6733												¥ 0.6733
Number of shares issued								277,730,000												277,730,000
Series C1 Preferred Shares
Convertible redeemable preferred shares
Issue price per share | (per share)						¥ 0.9334	$ 0.1404											¥ 0.9334	$ 0.1404
Number of shares issued						604,820,600	604,820,600											604,820,600	604,820,600
Series C2 Preferred Shares
Convertible redeemable preferred shares
Issue price per share | ¥ / shares					¥ 0.9334												¥ 0.9334
Number of shares issued					289,379,800												289,379,800
Series D1 Preferred Shares
Convertible redeemable preferred shares
Issue price per share | $ / shares				$ 0.1899												$ 0.1899
Number of shares issued				705,523,600												705,523,600
Series D2 Preferred Shares
Convertible redeemable preferred shares
Issue price per share | $ / shares			$ 0.1899												$ 0.1899
Number of shares issued			105,302,000												105,302,000
Series E Preferred Shares
Convertible redeemable preferred shares
Issue price per share | (per share)	¥ 2.3119	$ 0.3425											¥ 2.3119	$ 0.3425
Number of shares issued	803,222,500	803,222,500											803,222,500	803,222,500
Series F Preferred Shares
Convertible redeemable preferred shares
Issue price per share | $ / shares											$ 0.5659	$ 0.5659
Number of shares issued											392,013,413	392,013,413